SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
SUBSEQUENT EVENTS [Text Block]	NOTE 12. SUBSEQUENT EVENTS The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued. No subsequent events exist.	NOTE 12. SUBSEQUENT EVENTS The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued. No subsequent events exist.